Convertible Notes Payable (Parenthetical) (Details) (USD $)																																						6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2014	Jun. 11, 2014	Jun. 04, 2014	May 23, 2014	May 02, 2014	Apr. 24, 2014	Apr. 11, 2014	Apr. 04, 2014	Mar. 28, 2014	Mar. 14, 2014	Feb. 28, 2014	Feb. 14, 2014	Feb. 04, 2014	Jan. 27, 2014	Jan. 17, 2014	Jan. 10, 2014	Jan. 06, 2014	Dec. 31, 2013	Dec. 17, 2013	Nov. 13, 2013	Oct. 29, 2013	Oct. 16, 2013	Sep. 30, 2013	Sep. 26, 2013	Jun. 30, 2013	Jun. 28, 2013	Jun. 07, 2013	Mar. 19, 2013	Jan. 29, 2013	Nov. 20, 2012	Sep. 28, 2012	Aug. 15, 2012	Jul. 31, 2012	Apr. 10, 2012	Feb. 10, 2012	Feb. 03, 2012	Dec. 19, 2011	Jun. 30, 2014 Multiple Unrelated Party [Member]	Dec. 31, 2013 Multiple Unrelated Party [Member]	Dec. 31, 2012 Multiple Unrelated Party [Member]	Jun. 30, 2014 Due On October 1, 2014 Multiple Unrelated Party [Member]	Dec. 31, 2013 Due On October 1, 2014 Multiple Unrelated Party [Member]	Jun. 30, 2014 Stockholders [Member] Issuance from June 28 2013 to April 11 2014 [Member]	Dec. 31, 2013 Stockholders [Member] Issuance from June 28 2013 to April 11 2014 [Member]	Jun. 30, 2014 Stockholders [Member] Issuance from April 24, 2014 through June 30, 2014 [Member]	Jun. 30, 2014 Stockholders [Member] Due On November 30 2012 [Member]	Dec. 31, 2013 Stockholders [Member] Due On November 30 2012 [Member]	Dec. 31, 2012 Stockholders [Member] Due On November 30 2012 [Member]	Jun. 30, 2014 Stockholders [Member] Due on December 2013 [Member]	Dec. 31, 2013 Stockholders [Member] Due on December 2013 [Member]	Dec. 31, 2012 Stockholders [Member] Due on December 2013 [Member]	Jun. 30, 2014 Stockholders [Member] Due On August 15 2014 [Member]	Dec. 31, 2013 Stockholders [Member] Due On August 15 2014 [Member]	Dec. 31, 2012 Stockholders [Member] Due On August 15 2014 [Member]	Jun. 30, 2014 Stockholders [Member] Due On March 31 2015 [Member]	Dec. 31, 2013 Stockholders [Member] Due On March 31 2015 [Member]	Dec. 31, 2012 Stockholders [Member] Due On March 31 2015 [Member]
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
Debt Instrument, Face Amount																																						$ 1,750,000	$ 1,750,000	$ 1,750,000			$ 1,455,000	$ 675,000	$ 449,000				$ 750,000	$ 750,000	$ 750,000
Debt Instrument, Increase, Accrued Interest																																							62,905	80,990			21,910	24,890	36,507
Debt Instrument, Convertible, Conversion Price																																							$ 1.26	$ 1.26			$ 1.51	$ 1.51	$ 1	$ 2.5	$ 2.5	$ 2.5				$ 1.64	$ 1.64	$ 1.64
Debt Instrument, Description of Variable Rate Basis																																														LIBOR plus 2	LIBOR plus 2%	LIBOR plus 2%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000	50,000	69,000	82,000	150,000	48,000	23,179	16,556	26,489	26,489	43,044	49,667	39,733	66,222	13,244	11,589	8,278	118,203	66,222	24,833	33,111	6,622	116,402	43,044	115,612	49,667	49,667	33,111	49,667	82,778	82,778	38,205	1,390,667	87,165	39,733	99,333	99,333	1,390,667	1,390,667	1,390,667	347,667	347,667	442,033	223,500	449,000							38,205	38,205	38,205	750,000	750,000	750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 0.25	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 0.25	$ 2.01	$ 0.25	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 1.89	$ 1.26	$ 1.26	$ 1.26	$ 1.26			$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 2.01	$ 2.01	$ 1.2				$ 1.26	$ 1.26	$ 1.26	$ 1.89	$ 1.89	$ 1.89	$ 1.26	$ 1.26	$ 1.26
Debt Instrument, Interest Rate, Increase (Decrease)																																						12.00%	12.00%	12.00%
Debt Instrument, Interest Rate at Period End																																							8.00%	8.00%
Warrants Fair Value Disclosure																																							93,201	93,201				36,649
Debt Instrument, Interest Rate, Stated Percentage																																						8.00%	8.00%	8.00%			8.00%	8.00%	8.00%				8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Accreted interest expense																																						53,186	18,485	12,211				11,759
Warrants and Rights Outstanding																																						$ 93,201	$ 93,201		$ 143,000	$ 143,000	$ 67,339		$ 146,028										$ 312,000	$ 312,000